Consolidated Statements of Profit or Loss and Other Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Loss per share (Diluted - cents per share) (in Dollars per share)	$ (0.57)	$ (0.53)	$ (0.90)
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	2,427,841,917	2,405,990,036	1,696,876,324